Offsetting of financial assets (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 135,000	SFr 111,400
Offsetting	(120,600)	(97,900)
of which counterparty netting	(103,200)	(83,200)
of which cash collateral netting	(17,400)	(14,700)
Total net derivatives subject to enforceable master netting agreements	14,400	13,500
Total derivatives not subject to enforceable master netting agreements	11,200	4,400
Total net derivatives presented in the consolidated balance sheets	25,600	17,900
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	55,800	80,600
Securities purchased under resale agreements, offsetting	(7,500)	(10,900)
Securities purchased under resale agreements, net	48,300	69,700
Securities borrowing transactions, gross	11,900	12,300
Securities borrowing transactions, offsetting	(400)	(500)
Securities borrowing transactions, net	11,500	11,800
Total subject to enforceable master netting agreements, gross	67,700	92,900
Total subject to enforceable master netting agreements, offsetting	(7,900)	(11,400)
Total subject to enforceable master netting agreements, net	59,800	81,500
Total not subject to enforceable master netting agreements	19,300	25,500
Total, gross	87,000	118,400
Total, net	79,100	107,000
of which reported at fair value	57,994	85,556
Amounts not offset in the consolidated balance sheets
Derivatives, net	14,400	13,500
Derivatives, financial instruments	5,500	4,400
Derivatives, cash collateral received/pledged	100	0
Derivatives, net exposure	8,800	9,100
Securities purchased under resale agreements, net	48,300	69,700
Securities purchased under resale agreements, financial instruments	48,300	69,700
Securities purchased under resale agreements, cash collateral received/pledged	0	0
Securities purchased under resale agreements, net exposure	0	0
Securities borrowing transactions, net	11,500	11,800
Securities borrowing transactions, financial instruments	11,100	11,200
Securities borrowing transactions, cash collateral received/pledged	0	0
Securities borrowing transactions, net exposure	400	600
Total financial assets subject to enforceable master netting agreements, net	74,200	95,000
Total financial assets subject to enforceable master netting agreements, financial instruments	64,900	85,300
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	100	0
Total financial assets subject to enforceable master netting agreements, net exposure	9,200	9,700
Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	25,500	17,700
Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	100	200
OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	7,000	6,700
Offsetting	(6,200)	(6,000)
Total net derivatives subject to enforceable master netting agreements	800	700
Amounts not offset in the consolidated balance sheets
Derivatives, net	800	700
OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	107,500	99,100
Offsetting	(94,400)	(87,000)
Total net derivatives subject to enforceable master netting agreements	13,100	12,100
Amounts not offset in the consolidated balance sheets
Derivatives, net	13,100	12,100
Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	20,500	5,600
Offsetting	(20,000)	(4,900)
Total net derivatives subject to enforceable master netting agreements	500	700
Amounts not offset in the consolidated balance sheets
Derivatives, net	500	700
Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	74,800	67,800
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	6,100	3,800
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	68,200	63,700
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	500	300
Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	23,300	21,100
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	200	100
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	23,100	21,000
Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	30,600	15,400
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	10,700	10,100
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	19,900	5,300
Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	4,600	5,900
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	700	2,800
Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,900	3,100
Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,700	1,200
Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,600	1,200
Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100	0
Bank
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	135,000	111,400
Offsetting	(120,600)	(97,900)
of which counterparty netting	(103,200)	(83,200)
of which cash collateral netting	(17,400)	(14,700)
Total net derivatives subject to enforceable master netting agreements	14,400	13,500
Total derivatives not subject to enforceable master netting agreements	11,200	4,400
Total net derivatives presented in the consolidated balance sheets	25,600	17,900
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	55,800	80,600
Securities purchased under resale agreements, offsetting	(7,500)	(10,900)
Securities purchased under resale agreements, net	48,300	69,700
Securities borrowing transactions, gross	11,900	12,300
Securities borrowing transactions, offsetting	(400)	(500)
Securities borrowing transactions, net	11,500	11,800
Total subject to enforceable master netting agreements, gross	67,700	92,900
Total subject to enforceable master netting agreements, offsetting	(7,900)	(11,400)
Total subject to enforceable master netting agreements, net	59,800	81,500
Total not subject to enforceable master netting agreements	19,300	25,500
Total, gross	87,000	118,400
Total, net	79,100	107,000
of which reported at fair value	57,994	85,556
Amounts not offset in the consolidated balance sheets
Derivatives, net	14,400	13,500
Derivatives, financial instruments	5,500	4,400
Derivatives, cash collateral received/pledged	100	0
Derivatives, net exposure	8,800	9,100
Securities purchased under resale agreements, net	48,300	69,700
Securities purchased under resale agreements, financial instruments	48,300	69,700
Securities purchased under resale agreements, cash collateral received/pledged	0	0
Securities purchased under resale agreements, net exposure	0	0
Securities borrowing transactions, net	11,500	11,800
Securities borrowing transactions, financial instruments	11,100	11,200
Securities borrowing transactions, cash collateral received/pledged	0	0
Securities borrowing transactions, net exposure	400	600
Total financial assets subject to enforceable master netting agreements, net	74,200	95,000
Total financial assets subject to enforceable master netting agreements, financial instruments	64,900	85,300
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	100	0
Total financial assets subject to enforceable master netting agreements, net exposure	9,200	9,700
Bank | Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	25,500	17,700
Bank | Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	100	200
Bank | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	7,000	6,800
Offsetting	(6,200)	(6,000)
Total net derivatives subject to enforceable master netting agreements	800	800
Amounts not offset in the consolidated balance sheets
Derivatives, net	800	800
Bank | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	107,500	99,000
Offsetting	(94,400)	(87,000)
Total net derivatives subject to enforceable master netting agreements	13,100	12,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	13,100	12,000
Bank | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	20,500	5,600
Offsetting	(20,000)	(4,900)
Total net derivatives subject to enforceable master netting agreements	500	700
Amounts not offset in the consolidated balance sheets
Derivatives, net	500	700
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	74,800	67,800
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	6,100	3,900
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	68,200	63,600
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	500	300
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	23,300	21,100
Bank | Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	200	100
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	23,100	21,000
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	30,600	15,400
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	10,700	10,100
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	19,900	5,300
Bank | Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	4,600	5,900
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	700	2,800
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,900	3,100
Bank | Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,700	1,200
Bank | Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,600	1,200
Bank | Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 100	SFr 0